Property, Equipment and Leasehold Improvements (Details) - Schedule property, equipment and leasehold improvements - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,280	$ 974	$ 307
Less accumulated depreciation	(600)	(297)	(22)
Property, equipment and leasehold improvements, net	680	677	285
Furniture/Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	159	153	76
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	579	306	92
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	106	106
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 436	$ 409	$ 139